Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ 60,527	¥ 59,600
Other assets	37,771	33,341
Total intangible and other non-current assets	98,298	92,941	[1]
Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	1,658	1,856
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	3,105	2,889
Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	42,273	41,934
Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	13,491	12,921
Cost [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	86,961	83,885
Cost [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	7,674	7,476
Cost [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	11,741	10,638
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	46,020	45,643
Cost [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	21,526	20,128
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(26,434)	(24,285)
Accumulated amortization, including impairment losses [member] | Patents and technical know-how [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(6,016)	(5,620)
Accumulated amortization, including impairment losses [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(8,636)	(7,749)
Accumulated amortization, including impairment losses [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	(3,747)	(3,709)
Accumulated amortization, including impairment losses [member] | Other [member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	¥ (8,035)	¥ (7,207)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).